SEGMENT REPORTING - Revenues by geographic area based on the sales location of the products (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
SEGMENT REPORTING
Revenues	₫ 15,196,102	$ 626,385,078	₫ 9,913,126	[1]	₫ 27,903,869	[2]	$ 1,169,189,181	[2]	₫ 14,965,591	[2]	₫ 16,028,182	[2]
Vietnam
SEGMENT REPORTING
Revenues	13,124,100	540,976,917	9,903,601		27,166,998		1,138,313,835		₫ 14,965,591		14,996,611
United States
SEGMENT REPORTING
Revenues	1,094,006	45,095,054	₫ 9,525		159,164		6,669,069				₫ 1,031,571
Canada
SEGMENT REPORTING
Revenues	953,370	39,298,021			₫ 577,707		$ 24,206,277
Europe
SEGMENT REPORTING
Revenues	₫ 24,626	$ 1,015,087

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.